Schedule of depreciation, amortization and depletion (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Production costs		R$ 25,837,475	R$ 19,124,901	R$ 17,263,264
Sales expenses		2,372,298	2,004,417	2,342,805
General and Administrative Expenses		587,148	504,458	511,065
Other income and expenses		(1,534,602)	(5,224,682)	(4,631,236)
Net		1,716,032	3,270,056	2,406,851
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Production costs	[1]	(2,075,488)	(2,374,046)	(1,385,306)
Sales expenses		(11,227)	(13,978)	(11,539)
General and Administrative Expenses		(27,966)	(33,434)	(24,859)
Total		(2,114,681)	(2,421,458)	(1,421,704)
Other income and expenses	[2]	(97,725)	(95,270)	(97,627)
Net		R$ (2,212,406)	R$ (2,516,728)	R$ (1,519,331)

[1]	(i) The Company’s iron ore extraction in 2020 started using dry waste filtering and stacking in 100% of its production process. As a normal consequence of the operation, the use of dams has become obsolete, and consequently, the assets of dams reached the end of their useful lives on December 31, 2020. As a result of the technical and functional obsolescence of the dams, the book balance of these assets in their entirety, (R$515,491), was fully depreciated in 2020 and appropriated to the cost of production.
[2]	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT Client Portfolio, see note 28.